Notes Payable (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unsecured notes payable-in default
(a) Notes payable- $1,639,000 - in default	$ 1,639,000	$ 1,639,000	$ 1,639,000
(b) Notes payable issued by BST - in default	286,000	286,000	310,000
Secured notes payable
(c) Note payable-EID loan	148,000	149,000	150,000
(d) Notes payable - October 2022	1,000,000	1,000,000	0
(e) Notes payable - in default	6,000	6,000	23,000
(f) Notes payable - July 2022	165,000	211,000	0
Total notes payable principal outstanding	3,244,000	3,291,000	2,122,000
Debt discount	(136,000)	(323,000)	0
Notes payable	3,108,000	2,968,000	2,122,000
Less current portion of notes payable	(2,966,000)	(2,826,000)	(1,972,000)
Long term notes payable	$ 142,000	$ 142,000	$ 150,000